Stockholders' Equity (Deficit) (Details) - Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award - Warrant [Member]	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	147.80%	171.60%
Risk-free interest rates	0.76%	1.15%
Term (years)	3 months	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	150.70%	183.50%
Risk-free interest rates	0.83%	1.63%
Term (years)	3 months	6 years 6 months